Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	¥ (411,875)	¥ 220,203	¥ (443,552)
Other comprehensive income, net of tax:
Foreign currency translation adjustments	(449,944)	138,130	15,443
Unrealized holding gains on securities:
Amount arising during the period	78,215	89,693	2,320
Adjustments related to retirement and severance benefits:
Amount arising during the period	(17,495)	(1,703)	(4,886)
Total other comprehensive income (loss)	(389,224)	226,120	12,877
Total comprehensive income (loss)	(801,099)	446,323	(430,675)
Less: Comprehensive income attributable to noncontrolling interests	5,757	1,750	4,798
Total comprehensive income (loss) attributable to FRONTEO, Inc. shareholders	¥ (806,856)	¥ 444,573	¥ (435,473)